OPERATING SEGMENTS (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating segments [Line Items]
Investments in associates and joint ventures	$ 2,149,579	[1]	$ 1,565,059	[2]
Equity method	187,814		253,602		$ 60,254
Banking Colombia [Member]
Operating segments [Line Items]
Investments in associates and joint ventures	313,081	[1]	305,187	[2]
Equity method	32,859	[1]	45,976		34,425	[3]
Banking El Salvador [Member]
Operating segments [Line Items]
Investments in associates and joint ventures	13,544	[1]	10,532	[2]
Equity method	1,887	[1]	316		702	[3]
Trust [Member]
Operating segments [Line Items]
Investments in associates and joint ventures	230,211	[1]	226,761	[2]
Equity method	20,235	[1]	34,921		26,128	[3]
Investment banking [Member]
Operating segments [Line Items]
Investments in associates and joint ventures	451,113	[1]	248,156	[2]
Equity method	27,909	[1]	21,724		(3,923)	[3]
All other segment [Member]
Operating segments [Line Items]
Investments in associates and joint ventures	1,141,630	[1]	774,423	[2]
Equity method	$ 104,924	[1]	$ 150,665		$ 2,922	[3]

[1]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.